Financial Instruments and Derivatives (Tables)	8 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet	April 30,	April 30,	December 31,
	Presentation	2011	2012	2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811	418

Schedule of Price Risk Derivatives [Table Text Block]

The impact on net income from derivatives activity for the years ended April 30, 2011, 2012 and for the 8-month period ended December 31, 2012 are as follows:

	Presentation of gain or loss recognized on	Year ended April 30,			8-month Period ended December 31,
	derivatives	2010	2011	2012	2012
		HK$	HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	-	2,254	215	271